Intangible assets, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible assets, net.
Amortization expenses	¥ 56,322,409	$ 7,716,138	¥ 90,827,064	¥ 75,650,610